Related Party Balances and Transactions (Details) - Schedule of maturities - Dec. 31, 2021	CNY (¥)	USD ($)
Schedule of maturities [Abstract]
2021	¥ 20,000,000	$ 3,136,910
2022	67,136,490	10,530,058
Total	¥ 87,136,490	$ 13,666,968